Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	4.44202%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,179,505.54

Principal:
Principal Collections	$30,109,682.77
Prepayments in Full	$14,212,740.41
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$44,322,423.18
Collections	$50,501,928.72

Purchase Amounts:
Purchase Amounts Related to Principal	$63,471.94
Purchase Amounts Related to Interest	$519.84
Sub Total	$63,991.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,565,920.50

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,565,920.50
Servicing Fee	$1,282,039.32	$1,282,039.32	$0.00	$0.00	$49,283,881.18
Interest - Class A-1 Notes	$662,207.18	$662,207.18	$0.00	$0.00	$48,621,674.00
Interest - Class A-2a Notes	$1,050,833.33	$1,050,833.33	$0.00	$0.00	$47,570,840.67
Interest - Class A-2b Notes	$751,096.23	$751,096.23	$0.00	$0.00	$46,819,744.44
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$45,052,424.44
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$44,740,374.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,740,374.44
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$44,573,000.44
Second Priority Principal Payment	$2,018,214.03	$2,018,214.03	$0.00	$0.00	$42,554,786.41
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,554,786.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,554,786.41
Regular Principal Payment	$207,843,563.34	$42,554,786.41	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,565,920.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$2,018,214.03
Regular Principal Payment					$42,554,786.41
Total					$44,573,000.44

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$44,573,000.44	$139.12	$662,207.18	$2.07	$45,235,207.62	$141.19
Class A-2a Notes	$0.00	$0.00	$1,050,833.33	$3.23	$1,050,833.33	$3.23
Class A-2b Notes	$0.00	$0.00	$751,096.23	$3.45	$751,096.23	$3.45
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$44,573,000.44	$28.23	$4,710,880.74	$2.98	$49,283,881.18	$31.21

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$209,861,777.37	0.6549993	$165,288,776.93	0.5158826
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$217,400,000.00	1.0000000	$217,400,000.00	1.0000000
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,468,401,777.37	0.9299921	$1,423,828,776.93	0.9017624

Pool Information
Weighted Average APR	5.229%	5.240%
Weighted Average Remaining Term	53.85	53.09
Number of Receivables Outstanding	42,111	41,332
Pool Balance	$1,538,447,182.74	$1,494,053,249.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,476,751,086.43	$1,434,813,563.34
Pool Factor	0.9348052	0.9078301

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$59,239,685.88
Targeted Overcollateralization Amount	$90,818,657.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,224,472.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$8,038.40
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$8,038.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0063%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0159%
Current Collection Period			0.0064%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		136	$29,189.26
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$29,189.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0018%

Average Realized Loss for Receivables that have experienced a Realized Loss			$214.63
Average Net Loss for Receivables that have experienced a Realized Loss			$214.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	172	$6,988,338.14
61-90 Days Delinquent	0.05%	18	$678,752.05
91-120 Days Delinquent	0.01%	3	$113,420.35
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	193	$7,780,510.54

Repossession Inventory:
Repossessed in the Current Collection Period		6	$228,530.86
Total Repossessed Inventory		9	$356,385.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0237%
Current Collection Period			0.0508%
Three Month Average			0.0249%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0530%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	110	$5,404,505.37
2 Months Extended	160	$7,481,249.43
3+ Months Extended	14	$514,925.51

Total Receivables Extended	284	$13,400,680.31
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer